Related Party Transactions (Details) - Participation agreement - USD ($) $ in Millions	1 Months Ended
	Jul. 31, 2024	Feb. 28, 2023
Related party | HH Warehouse | Jefferson Capital Systems, LLC
Related Party Transactions
Portfolio Interest percentage		26.75%
Amount of transaction		$ 2.9
Amount of transaction, repurchases	$ 1.4
Member of board | Christopher Giles
Related Party Transactions
Membership interests percentage	12.86%